Consolidated Balance Sheets (Parentheticals) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Allowance for doubtful accounts (in Dollars)	$ 33,000	$ 21,000
Net of accumulated depreciation (in Dollars)	1,828	673
Liability on sale of future revenues, net of discount (in Dollars)	2,719	135,641
Notes payable, net of unamortized discount (in Dollars)	$ 1,205,699	$ 0
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, undesignated shares authorized	7,013,600	7,013,600
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	5,504,008	3,619,658
Common stock, shares outstanding	5,504,008	3,619,658
Common Stock [Member]
Common stock, par value (in Dollars per share)	$ 0.0001
Common stock, shares authorized	250,000,000
Common stock, shares outstanding	5,504,008	3,619,658
Series D Preferred stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares issued	527,795	454,546
Preferred stock, shares outstanding	527,795	454,546
Series F Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	200,000	200,000
Preferred stock, shares issued	64,382	139,768
Preferred stock, shares outstanding	64,382	139,768
Series E Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	775,000	775,000
Preferred stock, shares issued	731,845	734,986
Preferred stock, shares outstanding	731,845	734,986